UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

June 30, 2015

Semi-Annual Report

THE MERGER FUND

WCM ALTERNATIVES:

EVENT-DRIVEN FUND

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2005 – June 2015 (Unaudited)

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings First Six-Months 2015

DEAL COMPOSITION
The Merger Fund (Unaudited)

Type of Buyer		Deal Terms*
Strategic	99.6%	Cash	36.2%
Financial	0.4%	Stock and Stub1	25.9%
		Cash & Stock	16.9%
By Deal Type		Undetermined2	8.5%
Friendly	97.5%	Stock with Flexible
Hostile	2.5%	Exchange Ratio (Collar)	6.4%
		Stock with Fixed Exchange Ratio	6.1%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2015.
1	“Stub” includes assets other than cash and stock (e.g., escrow notes).
2
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION

The Merger Fund (Unaudited)

By Sector

By Region

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2015.

PORTFOLIO COMPOSITION

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector

By Region

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE
June 30, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period 1/1/15 — 6/30/15.

Actual Expenses

The first line of the table for each share class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The second line of the table for each share class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE
June 30, 2015 (Unaudited)

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/15 —
	1/1/15	6/30/15	Ratio	6/30/15*

The Merger Fund
Investor Class
Actual+(1)	$1,000.00	$1,007.00	1.72%	$8.56
Hypothetical+(2)	$1,000.00	$1,016.27	1.72%	$8.60
Institutional Class
Actual++(3)	$1,000.00	$1,008.30	1.40%	$6.97
Hypothetical++(2)	$1,000.00	$1,017.85	1.40%	$7.00

WCM Alternatives: Event-Driven Fund
Institutional Class
Actual+++(4)	$1,000.00	$1,007.90	2.07%	$10.31
Hypothetical+++(2)	$1,000.00	$1,014.53	2.07%	$10.34

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
+
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in The Merger Fund Investor Class would have been $6.57 and $6.61, respectively.

++
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in The Merger Fund Institutional Class would have been $4.98 and $5.01, respectively.

+++
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the WCM Alternatives: Event-Driven Fund Institutional Class would have been $8.66 and $8.70, respectively.

(1)	Ending account values and expenses paid during the period based on a 0.70% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a hypothetical 5.00% annual return before expenses.
(3)	Ending account values and expenses paid during the period based on a 0.83% return. This actual return is net of expenses.
(4)	Ending account values and expenses paid during the period based on a 0.79% return. This actual return is net of expenses.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS — 90.64%

	APPAREL RETAIL — 1.52%
1,640,585	ANN, Inc. (a)(e)	$79,223,850

	APPLICATION SOFTWARE — 1.34%
1,102,168	Advent Software, Inc.	48,726,847
442,782	Informatica Corporation (a)	21,461,644
		70,188,491

	AUTOMOBILE MANUFACTURERS — 1.98%
3,099,400	General Motors Company (f)	103,303,002

	BROADCASTING — 1.24%
1,162,337	CBS Corporation Class B (f)	64,509,703

	CABLE & SATELLITE TV — 10.12%
2,191,806	DIRECTV (a)(e)	203,377,679
1,557,782	DISH Network Corporation Class A (a)(f)	105,477,419
531,148	Liberty Global plc Series C (a)(b)	26,892,023
12,659,437	Sirius XM Holdings, Inc. (a)	47,219,700
816,637	Time Warner Cable, Inc. (f)	145,500,214
		528,467,035

	CASINOS & GAMING — 0.06%
171,231	International Game Technology plc (a)(b)	3,041,063

	CONSTRUCTION & FARM MACHINERY
	& HEAVY TRUCKS — 1.27%
3,372,700	The Manitowoc Company, Inc. (f)	66,104,920

	DATA PROCESSING & OUTSOURCED SERVICES — 1.33%
1,060,400	Computer Sciences Corporation (f)	69,604,656

	DIVERSIFIED BANKS — 0.24%
451,964	Square 1 Financial, Inc. Class A (a)	12,361,215

	DIVERSIFIED CHEMICALS — 5.51%
2,294,100	The Dow Chemical Company (f)	117,389,097
934,100	E.I. Du Pont de Nemours & Company (f)	59,735,695
5,014,793	Huntsman Corporation (f)	110,676,482
		287,801,274

	DIVERSIFIED METALS & MINING — 0.15%
241,080	RTI International Metals, Inc. (a)	7,598,842

	ELECTRICAL COMPONENTS & EQUIPMENT — 1.89%
1,644,515	Polypore International, Inc. (a)	98,473,558

	GENERAL MERCHANDISE STORES — 3.05%
2,018,406	Family Dollar Stores, Inc.	159,070,577

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

	HEALTH CARE SERVICES — 1.93%
1,071,817	Omnicare, Inc.	$101,018,752

	HEALTH CARE TECHNOLOGY — 4.04%
3,452,053	Catamaran Corporation (a)(b)(e)	210,851,397

	HOUSEHOLD PRODUCTS — 1.87%
508,400	Energizer Holdings, Inc. (f)	66,880,020
392,200	The Procter & Gamble Company	30,685,728
		97,565,748

	INDUSTRIAL CONGLOMERATES — 0.39%
772,100	General Electric Company	20,514,697

	INDUSTRIAL MACHINERY — 3.06%
1,122,900	Pall Corporation	139,744,905
151,300	SPX Corporation	10,952,607
249,500	The Timken Company	9,124,215
		159,821,727

	INTEGRATED OIL & GAS — 1.01%
699,780	BG Group plc — ADR (h)	11,742,308
26,400	BP plc — ADR	1,054,944
515,041	Occidental Petroleum Corporation	40,054,739
		52,851,991

	INTERNET RETAIL — 0.91%
4,147,068	Orbitz Worldwide, Inc. (a)(f)	47,359,517

	INTERNET SOFTWARE & SERVICES — 3.94%
1,423,200	eBay, Inc. (a)(f)	85,733,568
3,056,094	Yahoo!, Inc. (a)(f)	120,073,933
		205,807,501

	MANAGED HEALTH CARE — 1.66%
310,200	Cigna Corporation (f)	50,252,400
189,600	Humana, Inc.	36,266,688
		86,519,088

	MOVIES & ENTERTAINMENT — 0.02%
273,282	SFX Entertainment, Inc. (a)	1,227,036

	MULTI-LINE INSURANCE — 4.33%
2,967,687	American International Group, Inc. (f)	183,462,410
553,579	HCC Insurance Holdings, Inc.	42,537,011
		225,999,421

	OIL & GAS EQUIPMENT & SERVICES — 1.36%
1,147,923	Baker Hughes, Inc.	70,826,849

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

	OIL & GAS EXPLORATION & PRODUCTION — 2.05%
1,137,800	Anadarko Petroleum Corporation (f)	$88,816,668
787,690	Rosetta Resources, Inc. (a)	18,227,147
		107,043,815

	OIL & GAS STORAGE & TRANSPORTATION — 2.78%
1,008,669	The Williams Companies, Inc. (f)	57,887,514
1,803,816	Williams Partners LP (f)	87,358,809
		145,246,323

	PACKAGED FOODS & MEATS — 0.83%
508,000	Kraft Foods Group, Inc. (f)	43,251,120

	PAPER PACKAGING — 1.32%
1,314,993	MeadWestvaco Corporation	62,054,520
112,000	Packaging Corporation of America	6,998,880
		69,053,400

	PAPER PRODUCTS — 1.92%
2,111,100	International Paper Company (f)	100,467,249

	PHARMACEUTICALS — 5.99%
1,979,459	Hospira, Inc. (a)(e)	175,597,808
195,300	Perrigo Company plc (b)	36,097,299
2,421,169	Pfizer, Inc. (f)	81,181,797
415,300	Zoetis, Inc.	20,025,766
		312,902,670

	REINSURANCE — 0.89%
363,409	PartnerRe Ltd. (b)(f)	46,698,056

	REITS — 5.32%
2,108,349	Equity Commonwealth (a)	54,121,319
1,192,585	Excel Trust, Inc.	18,807,065
358,540	Home Properties, Inc.	26,191,347
4,816,400	NorthStar Realty Finance Corporation	76,580,760
2,029,110	Starwood Property Trust, Inc.	43,767,903
288,499	Starwood Waypoint Residential Trust	6,854,736
828,800	Ventas, Inc. (f)	51,460,192
		277,783,322

	RESTAURANTS — 0.79%
436,800	McDonald’s Corporation	41,526,576

	SEMICONDUCTORS — 4.95%
2,419,792	Altera Corporation	123,893,350
2,220,500	Broadcom Corporation Class A	114,333,545
385,440	Freescale Semiconductor Ltd. (a)(b)(g)	15,406,037

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value
357,712	Micrel, Inc.	$4,972,197
		258,605,129

	SPECIALTY CHEMICALS — 3.62%
824,252	Sigma-Aldrich Corporation	114,859,516
740,400	W.R. Grace & Company (a)	74,262,120
		189,121,636

	THRIFTS & MORTGAGE FINANCE — 1.84%
9,751,749	Hudson City Bancorp, Inc.	96,347,280

	TRUCKING — 1.59%
4,593,568	Hertz Global Holdings, Inc. (a)(f)	83,235,452

	WIRELESS TELECOMMUNICATION SERVICES — 2.53%
1,122,700	America Movil SAB de C.V. Class L — ADR	23,924,737
2,501,300	T-Mobile U.S., Inc. (a)(f)	96,975,401
306,925	Vodafone Group plc — ADR	11,187,416
		132,087,554
	TOTAL COMMON STOCKS (Cost $4,671,765,155)	4,733,481,492

CONTINGENT VALUE RIGHTS — 0.03%
1,713,496	Casa Ley, S.A. de C.V. (a)(d)(l)	813,910
77,699	Leap Wireless International, Inc. (a)(d)(l)	320,508
1,713,496	Property Development Centers LLC (a)(d)(l)	85,675
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	1,220,093

Principal Amount

CORPORATE BONDS — 1.94%
	Dresser-Rand Group, Inc.
$945,000	6.500%, 5/1/2021	1,021,545
	Energy Future Intermediate Holding Company LLC
11,394,393	11.750%, 3/1/2022 (i)(j)	13,003,851
	Freescale Semiconductor, Inc.
16,617,000	10.750%, 8/1/2020	17,614,020
	The Manitowoc Company, Inc.
26,148,000	5.875%, 10/15/2022	28,305,210
	Pinnacle Entertainment, Inc.
38,907,000	7.500%, 4/15/2021	41,387,322
	TOTAL CORPORATE BONDS (Cost $101,017,837)	101,331,948

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value

PURCHASED CALL OPTIONS — 0.01%
	Avago Technologies Ltd.
868	Expiration: January 2016, Exercise Price: $175.00	$234,360

PURCHASED PUT OPTIONS — 1.06%
	America Movil SAB de C.V. Class L — ADR
3,027	Expiration: August 2015, Exercise Price: $18.00	22,702
6,455	Expiration: August 2015, Exercise Price: $19.00	112,963
	American International Group, Inc.
21,798	Expiration: August 2015, Exercise Price: $52.50	425,061
	Anadarko Petroleum Corporation
5,120	Expiration: August 2015, Exercise Price: $75.00	957,440
4,551	Expiration: August 2015, Exercise Price: $80.00	1,893,216
	Bayer AG
287	Expiration: July 2015, Exercise Price: EUR 115.00 (k)	31,996
2,646	Expiration: September 2015,
	Exercise Price: EUR 120.00 (k)	1,507,397
	BP plc — ADR
2,317	Expiration: July 2015, Exercise Price: $34.00	3,475
189	Expiration: July 2015, Exercise Price: $35.00	567
	CBS Corporation Class B
13,199	Expiration: September 2015, Exercise Price: $50.00	1,036,121
	Charter Communications, Inc. Class A
896	Expiration: January 2016, Exercise Price: $210.00	3,839,360
	Cigna Corporation
1,022	Expiration: August 2015, Exercise Price: $140.00	178,850
692	Expiration: August 2015, Exercise Price: $145.00	138,400
	Computer Sciences Corporation
6,789	Expiration: September 2015, Exercise Price: $60.00	797,707
	DISH Network Corporation Class A
9,941	Expiration: September 2015, Exercise Price: $60.00	944,395
2,834	Expiration: September 2015, Exercise Price: $62.50	425,100
	The Dow Chemical Company
7,344	Expiration: September 2015, Exercise Price: $43.00	205,632
3,660	Expiration: September 2015, Exercise Price: $44.00	139,080
4,929	Expiration: September 2015, Exercise Price: $45.00	224,270
	E.I. Du Pont de Nemours & Company
1,023	Expiration: July 2015, Exercise Price: $62.50	71,098
7,297	Expiration: July 2015, Exercise Price: $65.00	1,302,515
	eBay, Inc.
8,512	Expiration: July 2015, Exercise Price: $50.00	42,560
2,167	Expiration: July 2015, Exercise Price: $52.50	21,670
1,319	Expiration: October 2015, Exercise Price: $50.00	56,058

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Energizer Holdings, Inc.
2,343	Expiration: August 2015, Exercise Price: $115.00	$257,730
1,646	Expiration: August 2015, Exercise Price: $120.00	283,935
	General Electric Company
3,956	Expiration: July 2015, Exercise Price: $25.00	35,604
	General Motors Company
18,290	Expiration: September 2015, Exercise Price: $32.00	1,792,420
	Hertz Global Holdings, Inc.
10,317	Expiration: September 2015, Exercise Price: $16.00	619,020
24,780	Expiration: September 2015, Exercise Price: $19.00	4,770,150
	Humana, Inc.
505	Expiration: August 2015, Exercise Price: $175.00	282,800
1,001	Expiration: August 2015, Exercise Price: $185.00	915,915
	Huntsman Corporation
35,640	Expiration: August 2015, Exercise Price: $18.00	267,300
11,139	Expiration: August 2015, Exercise Price: $19.00	167,085
	International Paper Company
8,967	Expiration: July 2015, Exercise Price: $45.00	188,307
8,442	Expiration: July 2015, Exercise Price: $50.00	2,118,942
	The Manitowoc Company, Inc.
11,448	Expiration: September 2015, Exercise Price: $17.00	400,680
12,829	Expiration: September 2015, Exercise Price: $18.00	705,595
	McDonald’s Corporation
2,816	Expiration: July 2015, Exercise Price: $85.00	8,448
938	Expiration: July 2015, Exercise Price: $90.00	18,760
	NorthStar Realty Finance Corporation
18,403	Expiration: August 2015, Exercise Price: $16.00	1,472,240
20,128	Expiration: September 2015, Exercise Price: $16.00	1,811,520
	Occidental Petroleum Corporation
4,120	Expiration: August 2015, Exercise Price: $67.50	144,200
	Packaging Corporation of America
352	Expiration: July 2015, Exercise Price: $60.00	14,080
455	Expiration: July 2015, Exercise Price: $65.00	127,855
	Perrigo Company plc
370	Expiration: August 2015, Exercise Price: $155.00	63,825
331	Expiration: August 2015, Exercise Price: $160.00	92,680
325	Expiration: August 2015, Exercise Price: $165.00	118,300
	The Procter & Gamble Company
2,310	Expiration: July 2015, Exercise Price: $75.00	39,270
1,084	Expiration: August 2015, Exercise Price: $70.00	26,016

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Rock-Tenn Company Class A
1,991	Expiration: August 2015, Exercise Price: $55.00	$164,257
1,291	Expiration: October 2015, Exercise Price: $55.00	196,878
	SPDR S&P 500 ETF Trust
2,239	Expiration: August 2015, Exercise Price: $198.00	577,662
9,401	Expiration: August 2015, Exercise Price: $208.00	5,236,357
7,421	Expiration: August 2015, Exercise Price: $210.00	4,845,913
2,239	Expiration: August 2015, Exercise Price: $211.00	1,578,495
6,268	Expiration: September 2015, Exercise Price: $189.00	1,582,670
7,163	Expiration: September 2015, Exercise Price: $207.00	5,107,219
	SPX Corporation
756	Expiration: September 2015, Exercise Price: $60.00	52,920
	T-Mobile U.S., Inc.
8,675	Expiration: August 2015, Exercise Price: $25.00	121,450
5,926	Expiration: August 2015, Exercise Price: $26.00	85,927
8,132	Expiration: August 2015, Exercise Price: $34.00	459,458
	Ventas, Inc.
1,872	Expiration: August 2015, Exercise Price: $55.00	46,800
5,948	Expiration: August 2015, Exercise Price: $60.00	594,800
	W.R. Grace & Company
5,554	Expiration: September 2015, Exercise Price: $92.50	666,480
	Yahoo!, Inc.
1,756	Expiration: July 2015, Exercise Price: $37.00	36,876
8,790	Expiration: July 2015, Exercise Price: $41.00	1,722,840
1,794	Expiration: July 2015, Exercise Price: $42.00	511,290
1,285	Expiration: August 2015, Exercise Price: $37.00	117,578
3,410	Expiration: October 2015, Exercise Price: $37.00	501,270
	Zoetis, Inc.
969	Expiration: July 2015, Exercise Price: $39.00	12,112
1,425	Expiration: July 2015, Exercise Price: $40.00	17,813
985	Expiration: July 2015, Exercise Price: $41.00	12,313
		55,369,688
	TOTAL PURCHASED OPTIONS (Cost $44,803,490)	55,604,048

Principal Amount

ESCROW NOTES — 0.03%
$1,243,406	AMR Corporation (a)(d)(l)	1,709,683
	TOTAL ESCROW NOTES (Cost $679,555)	1,709,683

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS — 9.20%
304,000,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.01% (c)(f)	$304,000,000
176,654,078	The Liquid Asset Portfolio,
	Institutional Share Class, 0.10% (c)	176,654,078
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $480,654,078)	480,654,078
	TOTAL INVESTMENTS
	(Cost $5,298,920,115) — 102.91%	$5,374,001,342

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REITS – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2015, these securities represented 0.25% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.
(l)	Level 3 Security. Please see Note 2 on the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS — 84.29%

	APPAREL RETAIL — 0.74%
11,055	ANN, Inc. (a)	$533,846

	APPLICATION SOFTWARE — 0.99%
15,753	Advent Software, Inc.	696,440
297	Informatica Corporation (a)	14,396
		710,836

	AUTO PARTS & EQUIPMENT — 0.81%
11,800	Johnson Controls, Inc. (f)	584,454

	AUTOMOBILE MANUFACTURERS — 2.44%
52,600	General Motors Company (f)	1,753,158

	BROADCASTING — 0.68%
8,800	CBS Corporation Class B (f)	488,400

	CABLE & SATELLITE TV — 3.58%
6,030	DIRECTV (a)	559,524
21,478	DISH Network Corporation Class A (a)(f)	1,454,275
780	Liberty Global plc Series C (a)(b)	39,491
138,987	Sirius XM Holdings, Inc. (a)(f)	518,422
		2,571,712

	CASINOS & GAMING — 0.01%
295	International Game Technology plc (a)(b)	5,239

	CONSTRUCTION & FARM MACHINERY
	& HEAVY TRUCKS — 1.35%
49,400	The Manitowoc Company, Inc. (f)	968,240

	DATA PROCESSING & OUTSOURCED SERVICES — 1.88%
20,600	Computer Sciences Corporation (f)	1,352,184

	DIVERSIFIED CHEMICALS — 4.88%
33,200	The Dow Chemical Company (f)	1,698,844
10,700	E.I. Du Pont de Nemours & Company (f)	684,265
49,145	Huntsman Corporation (f)	1,084,630
1,300	Olin Corporation	35,035
		3,502,774

	DIVERSIFIED METALS & MINING — 0.03%
583	RTI International Metals, Inc. (a)	18,376

	ELECTRICAL COMPONENTS & EQUIPMENT — 0.37%
4,477	Polypore International, Inc. (a)	268,083

	GENERAL MERCHANDISE STORES — 2.69%
24,542	Family Dollar Stores, Inc.	1,934,155

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

	HEALTH CARE EQUIPMENT — 0.85%
8,700	Baxter International, Inc. (f)	$608,391

	HEALTH CARE TECHNOLOGY — 1.70%
20,010	Catamaran Corporation (a)(b)	1,222,211

	HOUSEHOLD PRODUCTS — 2.35%
8,200	Energizer Holdings, Inc. (f)	1,078,710
7,800	The Procter & Gamble Company (f)	610,272
		1,688,982

	INDUSTRIAL CONGLOMERATES — 1.33%
55	CK Hutchison Holdings Ltd. (b)	808
35,900	General Electric Company (f)	953,863
		954,671

	INDUSTRIAL MACHINERY — 0.75%
7,200	SPX Corporation (f)	521,208
500	The Timken Company	18,285
		539,493

	INTEGRATED OIL & GAS — 1.63%
1,917	BG Group plc — ADR	32,167
12,200	BP plc — ADR (f)	487,512
5,100	Hess Corporation (f)	341,088
4,000	Occidental Petroleum Corporation	311,080
		1,171,847

	INTERNET RETAIL — 1.23%
77,149	Orbitz Worldwide, Inc. (a)(f)	881,042

	INTERNET SOFTWARE & SERVICES — 5.45%
25,200	eBay, Inc. (a)(f)	1,518,048
60,986	Yahoo!, Inc. (a)(f)	2,396,140
		3,914,188

	MANAGED HEALTH CARE — 2.86%
5,500	Cigna Corporation (f)	891,000
6,100	Humana, Inc. (f)	1,166,808
		2,057,808

	MOVIES & ENTERTAINMENT — 0.99%
158,432	SFX Entertainment, Inc. (a)	711,360

	MULTI-LINE INSURANCE — 4.34%
50,400	American International Group, Inc. (f)	3,115,728

	OIL & GAS EQUIPMENT & SERVICES — 1.71%
16,989	Baker Hughes, Inc.	1,048,221
2,150	Dresser-Rand Group, Inc. (a)	183,137
		1,231,358

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

	OIL & GAS EXPLORATION & PRODUCTION — 1.48%
9,800	Anadarko Petroleum Corporation (f)	$764,988
12,964	Rosetta Resources, Inc. (a)	299,987
		1,064,975

	OIL & GAS STORAGE & TRANSPORTATION — 3.27%
14,800	The Williams Companies, Inc.	849,372
30,992	Williams Partners LP (f)	1,500,943
		2,350,315

	OTHER DIVERSIFIED FINANCIAL SERVICES — 1.48%
19,200	Citigroup, Inc. (f)	1,060,608

	PACKAGED FOODS & MEATS — 1.13%
9,500	Kraft Foods Group, Inc. (f)	808,830

	PAPER PACKAGING — 1.33%
15,982	MeadWestvaco Corporation	754,191
3,200	Packaging Corporation of America	199,968
		954,159

	PAPER PRODUCTS — 1.76%
26,500	International Paper Company (f)	1,261,135

	PHARMACEUTICALS — 4.76%
4,154	Hospira, Inc. (a)	368,501
14,100	Mylan NV (a)(b)(f)	956,826
4,158	Perrigo Company plc (b)(f)	768,523
29,800	Pfizer, Inc. (f)	999,194
6,700	Zoetis, Inc. (f)	323,074
		3,416,118

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
55	Cheung Kong Property Holdings Ltd. (a)(b)	456

	REINSURANCE — 1.05%
5,891	PartnerRe Ltd. (b)(f)	756,994

	REITS — 7.37%
123	Blackstone Mortgage Trust, Inc. Class A	3,422
36,362	CYS Investments, Inc.	281,078
5,596	Equity Commonwealth (a)	143,649
7,372	Home Properties, Inc. (g)	538,525
96,873	NorthStar Realty Finance Corporation (e)	1,540,281
63,081	Starwood Property Trust, Inc. (e)	1,360,657
448	Starwood Waypoint Residential Trust	10,644
16,000	Ventas, Inc. (f)	993,440
37,578	Wheeler Real Estate Investment Trust, Inc.	76,283
22,671	Winthrop Realty Trust	343,466
		5,291,445

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

	RESTAURANTS — 0.91%
6,900	McDonald’s Corporation (f)	$655,983

	SEMICONDUCTORS — 5.85%
41,368	Altera Corporation	2,118,041
35,975	Broadcom Corporation Class A (e)	1,852,353
16,861	Micrel, Inc.	234,368
		4,204,762

	SPECIALTY CHEMICALS — 1.80%
12,900	W.R. Grace & Company (a)(f)	1,293,870

	SYSTEMS SOFTWARE — 1.95%
31,800	Microsoft Corporation (f)	1,403,970

	THRIFTS & MORTGAGE FINANCE — 0.89%
64,386	Hudson City Bancorp, Inc.	636,134

	TRUCKING — 1.56%
62,053	Hertz Global Holdings, Inc. (a)(f)	1,124,400

	WIRELESS TELECOMMUNICATION SERVICES — 2.06%
14,800	America Movil SAB de C.V. Class L — ADR	315,388
30,000	T-Mobile U.S., Inc. (a)(f)	1,163,100
11	Vodafone Group plc — ADR	401
		1,478,889
	TOTAL COMMON STOCKS (Cost $62,297,574)	60,551,579

CLOSED-END FUNDS — 1.15%
55,988	Eaton Vance Floating-Rate Income Trust	771,515
149	First Trust MLP and Energy Income Fund	2,749
2,772	First Trust Senior Floating Rate Income Fund II	36,480
1,050	Nuveen Energy MLP Total Return Fund	17,293
	TOTAL CLOSED-END FUNDS (Cost $867,366)	828,037

PREFERRED STOCKS — 1.67%
37,580	Equity Commonwealth, 7.250%, Series E (e)	958,666
6,025	NorthStar Realty Finance Corporation, 8.750%, Series E	151,890
2,018	Regions Financial Corporation, 6.375%, Series B	51,883
717	SLM Corporation, 6.970%, Series A	35,671
	TOTAL PREFERRED STOCKS (Cost $1,199,148)	1,198,110

CONTINGENT VALUE RIGHTS — 0.00%
5,338	Casa Ley, S.A. de C.V. (a)(d)(m)	2,535
5,338	Property Development Centers LLC (a)(d)(m)	267
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	2,802

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Principal Amount		Value

BANK LOANS — 0.06%
	Energy Future Intermediate Holding Company LLC
$40,905	4.250%, 6/19/2016 (k)	$41,033
	TOTAL BANK LOANS (Cost $41,246)	41,033

CORPORATE BONDS — 2.54%
	Energy Future Intermediate Holding Company LLC
614,905	11.750%, 3/1/2022 (i)(j)	701,760
	The Manitowoc Company, Inc.
174,000	5.875%, 10/15/2022	188,355
	NCR Corporation
714,000	5.000%, 7/15/2022	726,495
	Pinnacle Entertainment, Inc. (h)
83,000	7.500%, 4/15/2021	88,291
	US Foods, Inc.
113,000	8.500%, 6/30/2019	117,847
	TOTAL CORPORATE BONDS (Cost $1,795,356)	1,822,748

Contracts (100 shares per contract)

PURCHASED CALL OPTIONS — 0.01%
	Avago Technologies Ltd.
11	Expiration: January 2016, Exercise Price: $175.00	2,970

PURCHASED PUT OPTIONS — 1.21%
	America Movil SAB de C.V. Class L — ADR
28	Expiration: August 2015, Exercise Price: $18.00	210
101	Expiration: August 2015, Exercise Price: $19.00	1,767
	American International Group, Inc.
442	Expiration: August 2015, Exercise Price: $52.50	8,619
	Anadarko Petroleum Corporation
88	Expiration: August 2015, Exercise Price: $75.00	16,456
14	Expiration: August 2015, Exercise Price: $77.50	3,990
23	Expiration: August 2015, Exercise Price: $80.00	9,568
	Baxter International, Inc.
29	Expiration: July 2015, Exercise Price: $60.00	217
23	Expiration: August 2015, Exercise Price: $60.00	219
29	Expiration: August 2015, Exercise Price: $65.00	986
	Bayer AG
3	Expiration: July 2015, Exercise Price: EUR 115.00 (l)	335
6	Expiration: September 2015,
	Exercise Price: EUR 100.00 (l)	702

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Bayer AG (continued)
22	Expiration: September 2015,
	Exercise Price: EUR 120.00 (l)	$12,533
	BP plc — ADR
16	Expiration: July 2015, Exercise Price: $34.00	24
31	Expiration: July 2015, Exercise Price: $39.00	1,209
	CBS Corporation Class B
98	Expiration: September 2015, Exercise Price: $50.00	7,693
	Charter Communications, Inc. Class A
11	Expiration: January 2016, Exercise Price: $210.00	47,135
	Cigna Corporation
7	Expiration: August 2015, Exercise Price: $140.00	1,225
19	Expiration: August 2015, Exercise Price: $145.00	3,800
	Citigroup, Inc.
58	Expiration: July 2015, Exercise Price: $52.50	2,030
84	Expiration: September 2015, Exercise Price: $49.00	3,864
	Computer Sciences Corporation
138	Expiration: September 2015, Exercise Price: $60.00	16,215
	DISH Network Corporation Class A
137	Expiration: September 2015, Exercise Price: $60.00	13,015
38	Expiration: September 2015, Exercise Price: $62.50	5,700
	The Dow Chemical Company
17	Expiration: September 2015, Exercise Price: $43.00	476
8	Expiration: September 2015, Exercise Price: $44.00	304
46	Expiration: September 2015, Exercise Price: $45.00	2,093
195	Expiration: September 2015, Exercise Price: $48.00	18,817
	E.I. Du Pont de Nemours & Company
18	Expiration: July 2015, Exercise Price: $62.50	1,251
78	Expiration: July 2015, Exercise Price: $65.00	13,923
	eBay, Inc.
28	Expiration: July 2015, Exercise Price: $50.00	140
82	Expiration: July 2015, Exercise Price: $52.50	820
89	Expiration: October 2015, Exercise Price: $50.00	3,782
	Energizer Holdings, Inc.
43	Expiration: August 2015, Exercise Price: $115.00	4,730
20	Expiration: August 2015, Exercise Price: $120.00	3,450
	General Electric Company
190	Expiration: July 2015, Exercise Price: $25.00	1,710
	General Motors Company
69	Expiration: September 2015, Exercise Price: $31.00	4,485
365	Expiration: September 2015, Exercise Price: $32.00	35,770

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Hertz Global Holdings, Inc.
293	Expiration: September 2015, Exercise Price: $16.00	$17,580
202	Expiration: September 2015, Exercise Price: $19.00	38,885
	Hess Corporation
38	Expiration: August 2015, Exercise Price: $57.50	1,520
	Humana, Inc.
10	Expiration: July 2015, Exercise Price: $195.00	11,300
13	Expiration: August 2015, Exercise Price: $175.00	7,280
21	Expiration: August 2015, Exercise Price: $185.00	19,215
7	Expiration: August 2015, Exercise Price: $190.00	7,770
	Huntsman Corporation
368	Expiration: August 2015, Exercise Price: $18.00	2,760
213	Expiration: August 2015, Exercise Price: $19.00	3,195
	International Paper Company
134	Expiration: July 2015, Exercise Price: $45.00	2,814
84	Expiration: July 2015, Exercise Price: $50.00	21,084
	Johnson Controls, Inc.
78	Expiration: October 2015, Exercise Price: $48.00	14,625
	The Manitowoc Company, Inc.
111	Expiration: September 2015, Exercise Price: $17.00	3,885
251	Expiration: September 2015, Exercise Price: $18.00	13,805
	McDonald’s Corporation
60	Expiration: July 2015, Exercise Price: $85.00	180
	Microsoft Corporation
45	Expiration: July 2015, Exercise Price: $36.00	45
130	Expiration: July 2015, Exercise Price: $41.00	1,040
78	Expiration: July 2015, Exercise Price: $42.00	1,170
37	Expiration: October 2015, Exercise Price: $41.00	3,552
	Mylan NV
57	Expiration: July 2015, Exercise Price: $67.50	10,203
15	Expiration: July 2015, Exercise Price: $70.00	5,670
35	Expiration: October 2015, Exercise Price: $65.00	13,562
	NorthStar Realty Finance Corporation
139	Expiration: August 2015, Exercise Price: $16.00	11,120
636	Expiration: September 2015, Exercise Price: $16.00	57,240
	Occidental Petroleum Corporation
41	Expiration: August 2015, Exercise Price: $67.50	1,435
	Olin Corporation
10	Expiration: August 2015, Exercise Price: $25.00	475
	Packaging Corporation of America
9	Expiration: July 2015, Exercise Price: $60.00	360
14	Expiration: July 2015, Exercise Price: $65.00	3,934

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	PartnerRe Ltd.
6	Expiration: August 2015, Exercise Price: $120.00	$1,020
	Perrigo Company plc
5	Expiration: August 2015, Exercise Price: $155.00	863
10	Expiration: August 2015, Exercise Price: $160.00	2,800
8	Expiration: August 2015, Exercise Price: $165.00	2,912
	The Procter & Gamble Company
37	Expiration: July 2015, Exercise Price: $75.00	629
28	Expiration: August 2015, Exercise Price: $70.00	672
	Rock-Tenn Company Class A
28	Expiration: August 2015, Exercise Price: $55.00	2,310
15	Expiration: October 2015, Exercise Price: $55.00	2,288
	SPDR S&P 500 ETF Trust
30	Expiration: August 2015, Exercise Price: $198.00	7,740
126	Expiration: August 2015, Exercise Price: $208.00	70,182
108	Expiration: August 2015, Exercise Price: $210.00	70,524
30	Expiration: August 2015, Exercise Price: $211.00	21,150
84	Expiration: September 2015, Exercise Price: $189.00	21,210
96	Expiration: September 2015, Exercise Price: $207.00	68,448
	SPX Corporation
35	Expiration: September 2015, Exercise Price: $60.00	2,450
	T-Mobile U.S., Inc.
19	Expiration: August 2015, Exercise Price: $25.00	266
17	Expiration: August 2015, Exercise Price: $26.00	247
210	Expiration: August 2015, Exercise Price: $34.00	11,865
	Ventas, Inc.
19	Expiration: August 2015, Exercise Price: $55.00	475
121	Expiration: August 2015, Exercise Price: $60.00	12,100
	W.R. Grace & Company
97	Expiration: September 2015, Exercise Price: $92.50	11,640
	Yahoo!, Inc.
14	Expiration: July 2015, Exercise Price: $37.00	294
93	Expiration: July 2015, Exercise Price: $41.00	18,228
16	Expiration: July 2015, Exercise Price: $42.00	4,560
35	Expiration: August 2015, Exercise Price: $37.00	3,203
63	Expiration: October 2015, Exercise Price: $36.00	7,119
30	Expiration: October 2015, Exercise Price: $37.00	4,410
	Zoetis, Inc.
7	Expiration: July 2015, Exercise Price: $40.00	87
51	Expiration: July 2015, Exercise Price: $41.00	638
		875,297
	TOTAL PURCHASED OPTIONS (Cost $708,094)	878,267

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS — 6.39%
4,155,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.01% (c)(f)	$4,155,000
437,728	The Liquid Asset Portfolio,
	Institutional Share Class, 0.10% (c)	437,728
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,592,728)	4,592,728
	TOTAL INVESTMENTS
	(Cost $71,501,512) — 97.32%	$69,915,304

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
MLP – Master Limited Partnership
plc – Public Limited Company
REITS – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2015, these securities represented 0.98% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Variable rate.
(l)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.
(m)	Level 3 Security. Please see Note 2 on the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS
682,619	Alcoa, Inc.	$7,611,202
2	Alexion Pharmaceuticals, Inc.	361
396,586	Alibaba Group Holding Ltd. — ADR	32,627,130
65,211	American Airlines Group, Inc.	2,604,201
106,887	ARRIS Group, Inc. (b)(c)	3,248,296
1,115,598	Ascena Retail Group, Inc.	18,580,285
4,753,759	AT&T, Inc.	168,853,520
436,591	Avago Technologies Ltd.	58,036,042
318,139	Charter Communications, Inc. Class A	54,481,304
582	Cheung Kong Property Holdings Ltd. (a)	4,828
582	CK Hutchison Holdings Ltd. (a)	8,552
476,643	Dollar Tree, Inc.	37,650,030
40,614	Equinix, Inc. (b)(c)	10,275,342
1,198,984	Halliburton Company	51,640,241
1	Harris Corporation	77
529,841	Liberty Global plc Class A (a)	28,648,503
819,630	M&T Bank Corporation	102,396,376
135,708	NXP Semiconductors NV (a)	13,326,525
271,063	PacWest Bancorp	12,674,906
155,841	Royal Dutch Shell plc Class B — ADR	8,937,481
333,206	XL Group plc (a)	12,395,263
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $598,790,107)	$624,000,465

ADR – American Depository Receipt
plc – Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS
1,648	Alcoa, Inc.	$18,375
1	Alexion Pharmaceuticals, Inc.	181
12,387	Alibaba Group Holding Ltd. — ADR	1,019,079
1,354	ARRIS Group, Inc. (b)(c)	41,148
7,516	Ascena Retail Group, Inc.	125,179
10,808	AT&T, Inc.	383,900
7,022	Avago Technologies Ltd.	933,435
5,294	Charter Communications, Inc. Class A	906,598
5,664	Dollar Tree, Inc.	447,399
853	Equinix, Inc. (b)(c)	215,809
7,717	Halliburton Company	332,371
2	Harris Corporation	154
859	Liberty Global plc Class A (a)	46,446
5,409	M&T Bank Corporation	675,746
427	Royal Dutch Shell plc Class B — ADR	24,488
800	Time Warner Cable, Inc.	142,536
1,223	XL Group plc (a)	45,496
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $5,391,513)	$5,358,340

ADR – American Depository Receipt
plc – Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	America Movil SAB de C.V. Class L — ADR
3,784	Expiration: August 2015, Exercise Price: $20.00	$548,680
7,443	Expiration: August 2015, Exercise Price: $21.00	595,440
	American International Group, Inc.
924	Expiration: August 2015, Exercise Price: $55.00	669,900
27,935	Expiration: August 2015, Exercise Price: $57.50	14,107,175
	Anadarko Petroleum Corporation
5,689	Expiration: August 2015, Exercise Price: $85.00	512,010
5,689	Expiration: August 2015, Exercise Price: $90.00	193,426
	AT&T, Inc.
1,358	Expiration: July 2015, Exercise Price: $34.00	222,712
	Bayer AG
2,940	Expiration: September 2015,
	Exercise Price: EUR 130.00 (b)	1,779,773
	BP plc — ADR
26	Expiration: July 2015, Exercise Price: $39.00	3,497
237	Expiration: July 2015, Exercise Price: $40.00	17,301
	CBS Corporation Class B
8,249	Expiration: September 2015, Exercise Price: $55.00	2,400,459
8,250	Expiration: September 2015, Exercise Price: $57.50	1,419,000
	Charter Communications, Inc. Class A
896	Expiration: January 2016, Exercise Price: $210.00	112,000
	Cigna Corporation
1,278	Expiration: August 2015, Exercise Price: $155.00	1,744,470
1,824	Expiration: August 2015, Exercise Price: $160.00	1,851,360
	Computer Sciences Corporation
8,991	Expiration: September 2015, Exercise Price: $65.00	3,056,940
1,613	Expiration: September 2015, Exercise Price: $67.50	415,348
	DISH Network Corporation Class A
8,830	Expiration: September 2015, Exercise Price: $67.50	3,443,700
6,747	Expiration: September 2015, Exercise Price: $70.00	1,902,654
	The Dow Chemical Company
15,891	Expiration: September 2015, Exercise Price: $49.00	5,482,395
7,050	Expiration: September 2015, Exercise Price: $50.00	1,959,900
	E.I. Du Pont de Nemours & Company
1,233	Expiration: July 2015, Exercise Price: $70.00	12,330
4,945	Expiration: July 2015, Exercise Price: $72.50	9,890
	eBay, Inc.
7,930	Expiration: July 2015, Exercise Price: $55.00	4,401,150
4,543	Expiration: July 2015, Exercise Price: $57.50	1,540,077
1,759	Expiration: October 2015, Exercise Price: $57.50	879,500

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Energizer Holdings, Inc.
798	Expiration: August 2015, Exercise Price: $125.00	$770,070
4,286	Expiration: August 2015, Exercise Price: $130.00	2,914,480
	Equinix, Inc.
415	Expiration: September 2015,
	Exercise Price: $250.00 (a)(b)	506,300
	General Electric Company
7,721	Expiration: July 2015, Exercise Price: $27.00	239,351
	General Motors Company
22,863	Expiration: September 2015, Exercise Price: $36.00	994,540
	Halliburton Company
867	Expiration: July 2015, Exercise Price: $42.50	117,045
	Hertz Global Holdings, Inc.
12,896	Expiration: September 2015, Exercise Price: $19.00	1,547,520
33,039	Expiration: September 2015, Exercise Price: $21.00	1,651,950
	Humana, Inc.
561	Expiration: August 2015, Exercise Price: $185.00	914,991
1,335	Expiration: August 2015, Exercise Price: $195.00	1,361,700
	Huntsman Corporation
46,960	Expiration: August 2015, Exercise Price: $22.00	4,696,000
1,057	Expiration: August 2015, Exercise Price: $23.00	58,135
	International Paper Company
10,557	Expiration: July 2015, Exercise Price: $52.50	10,557
10,554	Expiration: July 2015, Exercise Price: $55.00	21,108
	Kraft Foods Group, Inc.
2,515	Expiration: September 2015, Exercise Price: $82.50	1,081,450
2,565	Expiration: September 2015, Exercise Price: $85.00	692,550
	The Manitowoc Company, Inc.
16,622	Expiration: September 2015, Exercise Price: $19.00	2,576,410
17,105	Expiration: September 2015, Exercise Price: $20.00	1,753,262
	McDonald’s Corporation
4,368	Expiration: July 2015, Exercise Price: $95.00	679,224
	Noble Energy, Inc.
4,269	Expiration: August 2015, Exercise Price: $40.00	1,494,150
	Occidental Petroleum Corporation
5,150	Expiration: August 2015, Exercise Price: $75.00	2,214,500
	Orbitz Worldwide, Inc.
3,514	Expiration: August 2015, Exercise Price: $12.00	3,514
	Packaging Corporation of America
440	Expiration: July 2015, Exercise Price: $67.50	8,800
680	Expiration: July 2015, Exercise Price: $75.00	3,400

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	PartnerRe Ltd.
434	Expiration: August 2015, Exercise Price: $140.00	$104,160
	Perrigo Company plc
1,132	Expiration: August 2015, Exercise Price: $170.00	2,320,600
414	Expiration: August 2015, Exercise Price: $180.00	587,880
407	Expiration: August 2015, Exercise Price: $185.00	476,190
	Pfizer, Inc.
11,245	Expiration: August 2015, Exercise Price: $34.00	612,853
12,966	Expiration: September 2015, Exercise Price: $34.00	907,620
	The Procter & Gamble Company
2,568	Expiration: July 2015, Exercise Price: $82.50	7,704
1,354	Expiration: August 2015, Exercise Price: $77.50	259,291
	Rock-Tenn Company Class A
4,356	Expiration: July 2015, Exercise Price: $60.00	642,510
3,176	Expiration: August 2015, Exercise Price: $60.00	801,940
1,614	Expiration: October 2015, Exercise Price: $65.00	205,785
	Royal Dutch Shell plc Class B
67	Expiration: July 2015, Exercise Price: GBP 19.50 (b)	1,579
	Sirius XM Holdings, Inc.
18,434	Expiration: July 2015, Exercise Price: $4.00	18,434
66,925	Expiration: September 2015, Exercise Price: $4.00	401,550
	SPX Corporation
1,513	Expiration: September 2015, Exercise Price: $65.00	1,323,875
	Time Warner Cable, Inc.
593	Expiration: October 2015, Exercise Price: $175.00	486,260
	T-Mobile U.S., Inc.
11,852	Expiration: August 2015, Exercise Price: $32.00	8,444,550
5,422	Expiration: August 2015, Exercise Price: $37.00	1,669,976
5,421	Expiration: August 2015, Exercise Price: $38.00	1,330,856
	Ventas, Inc.
2,340	Expiration: August 2015, Exercise Price: $65.00	169,650
5,948	Expiration: August 2015, Exercise Price: $70.00	104,090
	Vivendi SA
4,108	Expiration: August 2015, Exercise Price: EUR 22.00 (b)	540,420
	Vodafone Group plc — ADR
3	Expiration: July 2015, Exercise Price: $34.00	771
3,066	Expiration: July 2015, Exercise Price: $36.00	324,996
	W.R. Grace & Company
7,404	Expiration: September 2015, Exercise Price: $100.00	2,961,600
	The Williams Companies, Inc.
3,146	Expiration: August 2015, Exercise Price: $46.00	3,759,470
6,662	Expiration: August 2015, Exercise Price: $48.00	6,645,345
5,052	Expiration: August 2015, Exercise Price: $50.00	4,092,120

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Williams Partners LP
1,038	Expiration: August 2015, Exercise Price: $50.00	$166,080
4,035	Expiration: September 2015, Exercise Price: $50.00	706,125
	Yahoo!, Inc.
2,509	Expiration: July 2015, Exercise Price: $41.00	75,270
8,409	Expiration: July 2015, Exercise Price: $45.00	25,227
2,243	Expiration: July 2015, Exercise Price: $46.00	4,486
1,285	Expiration: August 2015, Exercise Price: $40.00	200,460
4,263	Expiration: October 2015, Exercise Price: $41.00	788,655
	Zoetis, Inc.
2,411	Expiration: July 2015, Exercise Price: $44.00	1,048,785
1,163	Expiration: July 2015, Exercise Price: $45.00	412,865
579	Expiration: July 2015, Exercise Price: $46.00	165,015
		118,387,137

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
9,401	Expiration: August 2015, Exercise Price: $202.00	3,295,051
11,898	Expiration: August 2015, Exercise Price: $204.00	4,854,384
13,431	Expiration: September 2015, Exercise Price: $198.00	5,694,744
	Vivendi SA
2,069	Expiration: July 2015, Exercise Price: EUR 21.50 (b)	46,132
	Vodafone Group plc — ADR
3,030	Expiration: July 2015, Exercise Price: $33.00	37,875
		13,928,186
	TOTAL OPTIONS WRITTEN
	(Premiums received $161,023,744)	$132,315,323

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound
plc – Public Limited Company
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(b)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	America Movil SAB de C.V. Class L — ADR
35	Expiration: August 2015, Exercise Price: $20.00	$5,075
113	Expiration: August 2015, Exercise Price: $21.00	9,040
	American International Group, Inc.
8	Expiration: August 2015, Exercise Price: $55.00	5,800
566	Expiration: August 2015, Exercise Price: $57.50	285,830
	Anadarko Petroleum Corporation
98	Expiration: August 2015, Exercise Price: $82.50	14,798
16	Expiration: August 2015, Exercise Price: $85.00	1,440
27	Expiration: August 2015, Exercise Price: $90.00	918
	AT&T, Inc.
18	Expiration: July 2015, Exercise Price: $34.00	2,952
	Baxter International, Inc.
85	Expiration: August 2015, Exercise Price: $70.00	14,025
	Bayer AG
7	Expiration: September 2015,
	Exercise Price: EUR 120.00 (b)	8,334
24	Expiration: September 2015,
	Exercise Price: EUR 130.00 (b)	14,529
	BP plc — ADR
83	Expiration: July 2015, Exercise Price: $40.00	6,059
39	Expiration: July 2015, Exercise Price: $42.00	429
	CBS Corporation Class B
61	Expiration: September 2015, Exercise Price: $55.00	17,751
61	Expiration: September 2015, Exercise Price: $57.50	10,492
	Charter Communications, Inc. Class A
11	Expiration: January 2016, Exercise Price: $210.00	1,375
	Cigna Corporation
9	Expiration: August 2015, Exercise Price: $155.00	12,285
46	Expiration: August 2015, Exercise Price: $160.00	46,690
	Citigroup, Inc.
64	Expiration: July 2015, Exercise Price: $55.00	8,384
127	Expiration: September 2015, Exercise Price: $55.00	28,956
	Computer Sciences Corporation
171	Expiration: September 2015, Exercise Price: $65.00	58,140
35	Expiration: September 2015, Exercise Price: $67.50	9,012
	DISH Network Corporation Class A
123	Expiration: September 2015, Exercise Price: $67.50	47,970
91	Expiration: September 2015, Exercise Price: $70.00	25,662

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	The Dow Chemical Company
35	Expiration: September 2015, Exercise Price: $49.00	$12,075
67	Expiration: September 2015, Exercise Price: $50.00	18,626
230	Expiration: September 2015, Exercise Price: $52.50	34,040
	E.I. Du Pont de Nemours & Company
19	Expiration: July 2015, Exercise Price: $70.00	190
54	Expiration: July 2015, Exercise Price: $72.50	108
	eBay, Inc.
26	Expiration: July 2015, Exercise Price: $55.00	14,430
108	Expiration: July 2015, Exercise Price: $57.50	36,612
118	Expiration: October 2015, Exercise Price: $57.50	59,000
	Energizer Holdings, Inc.
11	Expiration: August 2015, Exercise Price: $125.00	10,615
71	Expiration: August 2015, Exercise Price: $130.00	48,280
	Equinix, Inc.
9	Expiration: September 2015,
	Exercise Price: $250.00 (a)(b)	10,980
	General Electric Company
359	Expiration: July 2015, Exercise Price: $27.00	11,129
	General Motors Company
86	Expiration: September 2015, Exercise Price: $33.00	13,330
457	Expiration: September 2015, Exercise Price: $36.00	19,879
	Halliburton Company
113	Expiration: July 2015, Exercise Price: $42.50	15,255
	Hertz Global Holdings, Inc.
352	Expiration: September 2015, Exercise Price: $19.00	42,240
269	Expiration: September 2015, Exercise Price: $21.00	13,450
	Hess Corporation
51	Expiration: August 2015, Exercise Price: $65.00	20,017
	Humana, Inc.
10	Expiration: July 2015, Exercise Price: $210.00	1,850
15	Expiration: August 2015, Exercise Price: $185.00	24,465
9	Expiration: August 2015, Exercise Price: $195.00	9,180
27	Expiration: August 2015, Exercise Price: $200.00	20,790
	Huntsman Corporation
598	Expiration: August 2015, Exercise Price: $22.00	59,800
7	Expiration: August 2015, Exercise Price: $23.00	385
	International Paper Company
161	Expiration: July 2015, Exercise Price: $52.50	161
105	Expiration: July 2015, Exercise Price: $55.00	210
	Johnson Controls, Inc.
118	Expiration: October 2015, Exercise Price: $52.50	14,750

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Kraft Foods Group, Inc.
33	Expiration: September 2015, Exercise Price: $82.50	$14,190
62	Expiration: September 2015, Exercise Price: $85.00	16,740
	The Manitowoc Company, Inc.
160	Expiration: September 2015, Exercise Price: $19.00	24,800
334	Expiration: September 2015, Exercise Price: $20.00	34,235
	McDonald’s Corporation
69	Expiration: July 2015, Exercise Price: $95.00	10,730
	Microsoft Corporation
175	Expiration: July 2015, Exercise Price: $45.00	7,175
97	Expiration: July 2015, Exercise Price: $47.00	776
46	Expiration: October 2015, Exercise Price: $45.00	7,544
	Mylan NV
44	Expiration: July 2015, Exercise Price: $70.00	6,116
58	Expiration: July 2015, Exercise Price: $72.00	5,580
39	Expiration: October 2015, Exercise Price: $72.50	13,943
	Noble Energy, Inc.
70	Expiration: August 2015, Exercise Price: $40.00	24,500
	Occidental Petroleum Corporation
51	Expiration: August 2015, Exercise Price: $75.00	21,930
	Olin Corporation
13	Expiration: August 2015, Exercise Price: $30.00	390
	Orbitz Worldwide, Inc.
55	Expiration: August 2015, Exercise Price: $12.00	55
	Packaging Corporation of America
11	Expiration: July 2015, Exercise Price: $67.50	220
21	Expiration: July 2015, Exercise Price: $75.00	105
	PartnerRe Ltd.
8	Expiration: August 2015, Exercise Price: $130.00	2,660
6	Expiration: August 2015, Exercise Price: $140.00	1,440
	Perrigo Company plc
19	Expiration: August 2015, Exercise Price: $170.00	38,950
5	Expiration: August 2015, Exercise Price: $180.00	7,100
17	Expiration: August 2015, Exercise Price: $185.00	19,890
	Pfizer, Inc.
35	Expiration: August 2015, Exercise Price: $34.00	1,908
298	Expiration: September 2015, Exercise Price: $34.00	20,860
	The Procter & Gamble Company
42	Expiration: July 2015, Exercise Price: $82.50	126
35	Expiration: August 2015, Exercise Price: $77.50	6,703

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Rock-Tenn Company Class A
28	Expiration: July 2015, Exercise Price: $60.00	$4,130
71	Expiration: August 2015, Exercise Price: $60.00	17,928
18	Expiration: October 2015, Exercise Price: $65.00	2,295
	Royal Dutch Shell plc Class B
1	Expiration: July 2015, Exercise Price: GBP 19.50 (b)	23
	Sirius XM Holdings, Inc.
44	Expiration: July 2015, Exercise Price: $4.00	44
164	Expiration: September 2015, Exercise Price: $4.00	984
	SPX Corporation
72	Expiration: September 2015, Exercise Price: $65.00	63,000
	Time Warner Cable, Inc.
7	Expiration: October 2015, Exercise Price: $175.00	5,740
	T-Mobile U.S., Inc.
33	Expiration: August 2015, Exercise Price: $32.00	23,513
104	Expiration: August 2015, Exercise Price: $37.00	32,032
158	Expiration: August 2015, Exercise Price: $38.00	38,789
	Ventas, Inc.
67	Expiration: August 2015, Exercise Price: $65.00	4,857
93	Expiration: August 2015, Exercise Price: $70.00	1,628
	Vivendi SA
113	Expiration: August 2015, Exercise Price: EUR 22.00 (b)	14,865
	W.R. Grace & Company
129	Expiration: September 2015, Exercise Price: $100.00	51,600
	The Williams Companies, Inc.
56	Expiration: August 2015, Exercise Price: $46.00	66,920
83	Expiration: August 2015, Exercise Price: $48.00	82,793
81	Expiration: August 2015, Exercise Price: $50.00	65,610
	Williams Partners LP
14	Expiration: August 2015, Exercise Price: $50.00	2,240
62	Expiration: September 2015, Exercise Price: $50.00	10,850
	Yahoo!, Inc.
19	Expiration: July 2015, Exercise Price: $41.00	570
10	Expiration: July 2015, Exercise Price: $44.00	40
88	Expiration: July 2015, Exercise Price: $45.00	264
19	Expiration: July 2015, Exercise Price: $46.00	38
35	Expiration: August 2015, Exercise Price: $40.00	5,460
70	Expiration: October 2015, Exercise Price: $40.00	15,610
37	Expiration: October 2015, Exercise Price: $41.00	6,845
	Zoetis, Inc.
37	Expiration: July 2015, Exercise Price: $45.00	13,135
30	Expiration: July 2015, Exercise Price: $46.00	8,550
		1,976,812

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
126	Expiration: August 2015, Exercise Price: $202.00	$44,163
168	Expiration: August 2015, Exercise Price: $204.00	68,544
180	Expiration: September 2015, Exercise Price: $198.00	76,320
	Vivendi SA
271	Expiration: July 2015, Exercise Price: EUR 21.50 (b)	6,042
	Vodafone Group plc — ADR
87	Expiration: July 2015, Exercise Price: $33.00	1,088
		196,157
	TOTAL OPTIONS WRITTEN
	(Premiums received $2,705,798)	$2,172,969

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound
plc – Public Limited Company
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(b)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2015 (Unaudited)

			USD			USD
			Value at			Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2015	be Received		2015	(Depreciation)**
7/22/15	23,196,065	AUD	$17,873,416	17,656,136	USD	$17,656,136	$(217,280)
7/22/15	17,839,262	USD	17,839,262	23,196,065	AUD	17,873,416	34,154
8/26/15	3,427,097	AUD	2,635,708	2,678,105	USD	2,678,105	42,397
10/21/15	12,528,999	AUD	9,607,015	9,604,710	USD	9,604,710	(2,305)
12/22/15	2,627,932	AUD	2,008,405	2,047,159	USD	2,047,159	38,754
7/8/15	10,076,415	EUR	11,234,932	11,257,082	USD	11,257,082	22,150
7/8/15	302	USD	302	266	EUR	297	(5)
7/10/15	62,471,000	EUR	69,655,411	67,793,925	USD	67,793,925	(1,861,486)
7/10/15	26,328,597	USD	26,328,597	24,134,000	EUR	26,909,505	580,908
8/17/15	76,252,982	EUR	85,068,361	81,097,334	USD	81,097,334	(3,971,027)
8/25/15	4,421,952	EUR	4,933,741	4,851,987	USD	4,851,987	(81,754)
1/20/16	4,953,366	EUR	5,542,446	5,354,942	USD	5,354,942	(187,504)
7/15/15	801,759	GBP	1,259,631	1,227,366	USD	1,227,366	(32,265)
7/15/15	1,224,043	USD	1,224,043	801,759	GBP	1,259,631	35,588
7/22/15	9,944,909	GBP	15,623,464	15,199,707	USD	15,199,707	(423,757)
7/22/15	15,655,773	USD	15,655,773	9,944,909	GBP	15,623,464	(32,309)
10/22/15	28,305,459	GBP	44,438,990	43,886,765	USD	43,886,765	(552,225)
12/4/15	4,296,636	GBP	6,743,809	6,590,765	USD	6,590,765	(153,044)
3/23/16	22,946,107	GBP	35,997,841	34,616,618	USD	34,616,618	(1,381,223)
4/21/16	14,396,286	GBP	22,582,346	22,317,813	USD	22,317,813	(264,533)
			$396,253,493			$387,846,727	$(8,406,766)

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
USD – U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2015.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2015 (Unaudited)

			USD			USD
			Value at			Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2015	be Received		2015	(Depreciation)**
7/22/15	722,697	AUD	$556,864	557,133	USD	$557,133	$269
7/22/15	555,905	USD	555,905	722,697	AUD	556,864	959
8/26/15	21,102	AUD	16,229	16,490	USD	16,490	261
10/21/15	299,125	AUD	229,364	234,190	USD	234,190	4,826
7/8/15	266,010	EUR	296,594	298,304	USD	298,304	1,710
7/8/15	554	USD	554	488	EUR	544	(10)
7/10/15	637,500	EUR	710,815	695,560	USD	695,560	(15,255)
7/10/15	192,738	USD	192,738	176,500	EUR	196,798	4,060
8/17/15	782,457	EUR	872,915	845,642	USD	845,642	(27,273)
8/25/15	18,320	EUR	20,440	20,101	USD	20,101	(339)
1/20/16	27,928	EUR	31,249	30,192	USD	30,192	(1,057)
7/15/15	19,900	GBP	31,265	30,464	USD	30,464	(801)
7/15/15	30,381	USD	30,381	19,900	GBP	31,264	883
7/22/15	36,456	GBP	57,272	55,451	USD	55,451	(1,821)
7/22/15	57,391	USD	57,391	36,456	GBP	57,272	(119)
10/22/15	457,290	GBP	717,936	709,015	USD	709,015	(8,921)
12/4/15	81,417	GBP	127,788	124,787	USD	124,787	(3,001)
3/23/16	320,656	GBP	503,045	490,047	USD	490,047	(12,998)
4/21/16	260,503	GBP	408,631	402,564	USD	402,564	(6,067)
			$5,417,376			$5,352,682	$(64,694)

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
USD – U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2015.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2015 (Unaudited)

				Unrealized
Termination				Appreciation	Counter-
Date	Security	Shares	Notional	(Depreciation)*	party

LONG TOTAL RETURN SWAP CONTRACTS
12/16/15	Bayer AG	294,900	$41,421,061	$(1,592,756)	JPM
4/8/16	BG Group plc	5,274,756	87,810,393	(4,626,172)	JPM
10/1/15	CBS Corporation Class B	487,662	27,065,241	1,160,464	BAML
10/16/15	CSR plc	3,145,051	43,189,853	1,648,298	JPM
10/6/15	DIRECTV	1,446,334	134,205,332	7,016,624	JPM
10/2/15	Dresser-Rand Group, Inc.	266,436	22,695,019	1,177,439	JPM
12/16/15	E.ON SE	276,372	3,697,368	(959,697)	JPM
9/29/15	Hillgrove Resources Ltd.	1,642,462	285,132	(721,011)	JPM
5/28/16	iiNET Ltd.	464,398	3,411,082	(112,530)	JPM
6/3/16	iiNET Ltd.	847,539	6,225,317	(44,845)	BAML
10/16/15	Jazztel plc	5,865,614	85,010,813	(2,080,102)	JPM
4/24/16	Pace plc	2,282,772	13,353,600	(1,467,939)	JPM
5/19/16	Pace plc	959,972	5,615,574	(587,129)	BAML
4/15/16	Pirelli & C. S.p.A.	322,275	5,439,635	113,982	JPM
12/31/15	SAI Global Ltd.	760,521	2,446,878	(1,166,112)	JPM
6/2/16	Telecity Group plc	2,514,635	40,617,258	(1,312,682)	BAML
4/17/16	Time Warner Cable, Inc.	4,743	845,060	131,161	JPM
6/29/16	Vivendi SA	410,800	10,361,825	(209,620)	JPM
5/15/16	XL Group plc	333,206	12,395,263	12,395,263	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
4/24/16	ARRIS Group, Inc. (a)	(239,602)	(7,281,505)	1,102,157	JPM
5/19/16	ARRIS Group, Inc. (a)	(125,338)	(3,809,022)	397,369	BAML
1/16/16	AT&T, Inc.	(183,680)	(6,524,314)	(388,969)	JPM
3/12/16	Holcim Ltd.	(688)	(50,775)	240	JPM
4/7/16	International Game
	Technology plc	(26,423)	(469,272)	121,743	JPM
4/7/16	International Game
	Technology plc	(143,980)	(2,557,085)	950,536	BAML
4/8/16	Royal Dutch Shell plc
	Class B	(2,281,687)	(64,782,365)	5,093,511	JPM
				$16,039,223

BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap contract value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2015 (Unaudited)

				Unrealized
Termination				Appreciation	Counter-
Date	Security	Shares	Notional	(Depreciation)*	party

LONG TOTAL RETURN SWAP CONTRACTS
9/17/15	American International
	Group, Inc.	7,212	$445,846	$41,634	JPM
8/27/15	Anadarko Petroleum
	Corporation	4,300	335,658	(122,260)	JPM
1/10/16	Apollo Residential
	Mortgage, Inc.	2,996	44,011	(3,492)	JPM
4/22/16	Bayer AG	3,643	511,689	(19,760)	JPM
4/8/16	BG Group plc	56,690	943,735	(41,522)	JPM
4/16/16	BG Group plc — ADR	25,069	420,658	(30,449)	JPM
4/17/16	Catamaran Corporation	27,863	1,701,872	41,089	JPM
10/1/15	CBS Corporation Class B	3,390	188,145	(6,752)	BAML
10/16/15	CSR plc	50,810	697,755	20,846	JPM
4/20/16	DIRECTV	41,133	3,816,731	174,664	JPM
12/16/15	E.ON SE	1,145	15,318	(3,975)	JPM
12/2/15	Equinix, Inc.	307	77,671	9,907	JPM
4/17/16	Equity Commonwealth	22,674	582,042	(9,390)	BAML
9/29/15	General Motors Company	11,500	383,295	(1,737)	BAML
6/10/16	HCC Insurance Holdings, Inc.	4,281	328,952	(1,047)	JPM
4/17/16	Hospira, Inc.	22,176	1,967,233	21,129	JPM
9/24/15	Huntsman Corporation	8,400	185,388	(43,450)	JPM
6/11/16	Huntsman Corporation	4,612	101,787	(3,720)	BAML
5/20/16	iiNET Ltd.	31,322	230,065	(11,466)	JPM
9/23/15	Jazztel plc	60,189	872,324	18,996	JPM
12/1/15	Occidental Petroleum
	Corporation	1,184	92,080	(24,403)	JPM
6/30/16	Omnicare, Inc.	10,073	949,380	111	BAML
4/24/16	Pace plc	50,145	293,335	(31,347)	JPM
5/19/16	Pace plc	11,303	66,120	(6,823)	BAML
6/30/16	Pall Corporation	13,849	1,723,508	(486)	BAML
3/24/16	Pfizer, Inc.	3,600	120,708	(3,749)	JPM
4/15/16	Pirelli & C. S.p.A.	1,817	30,669	644	JPM
4/21/16	Polypore International, Inc.	17,287	1,035,146	21,055	JPM
12/18/15	QEP Midstream Partners LP	7,697	134,928	13,420	JPM
8/5/15	SAI Global Ltd.	4,683	15,067	(5,628)	JPM
4/17/16	Sigma-Aldrich Corporation	11,381	1,585,942	10,025	JPM
6/2/16	Telecity Group plc	45,503	734,980	(24,667)	BAML
8/12/15	Time Warner Cable, Inc.	2,036	362,754	50,765	BAML
4/17/16	Time Warner Cable, Inc.	9,152	1,630,612	174,415	JPM
6/29/16	Vivendi SA	11,300	285,026	(5,766)	JPM
5/15/16	XL Group plc	1,221	45,421	45,421	JPM

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS (continued)
June 30, 2015 (Unaudited)

				Unrealized
Termination				Appreciation	Counter-
Date	Security	Shares	Notional	(Depreciation)*	party
SHORT TOTAL RETURN SWAP CONTRACTS
4/24/16	ARRIS Group, Inc. (a)	(6,132)	(186,351)	$26,764	JPM
5/19/16	ARRIS Group, Inc. (a)	(1,453)	(44,157)	4,589	BAML
4/17/16	AT&T, Inc.	(53,159)	(1,888,208)	(133,897)	JPM
6/30/16	Charter Communications, Inc.
	Class A	(235)	(40,244)	(57)	BAML
3/12/16	Holcim Ltd.	(2)	(148)	1	JPM
4/7/16	International Game
	Technology plc	(65)	(1,154)	301	JPM
4/7/16	International Game
	Technology plc	(230)	(4,085)	1,395	BAML
4/8/16	Royal Dutch Shell plc Class B	(24,519)	(696,151)	42,171	JPM
4/16/16	Royal Dutch Shell plc
	Class B — ADR	(5,582)	(320,128)	40,544	JPM
12/18/15	Tesoro Logistics LP	(2,190)	(125,093)	1,232	JPM
				$225,275

ADR – American Depository Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap contract value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2015 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund

ASSETS:
Investments, at value (Cost $5,298,920,115 and
$71,501,512, respectively)	$5,374,001,342	$69,915,304
Cash held in foreign currency (Cost $92 and
$2,380, respectively)	90	2,374
Receivable from brokers	598,790,107	5,391,513
Deposits at brokers	141,336,739	5,569,459
Receivable for investments sold	60,724,642	3,575,401
Receivable for forward
currency exchange contracts	753,951	12,968
Receivable for swap contracts	16,039,223	225,275
Receivable for fund shares issued	10,568,689	303,702
Dividends and interest receivable	6,000,593	97,519
Swap dividends receivable	3,546,941	35,077
Receivable for closed swap contracts	—	9,971
Prepaid expenses and other receivables	205,760	19,190
Total Assets	6,211,968,077	85,157,753

LIABILITIES:
Securities sold short, at value (proceeds of
$598,790,107 and $5,391,513, respectively)	624,000,465	5,358,340
Written option contracts, at value
(premiums received $161,023,744 and
$2,705,798, respectively)	132,315,323	2,172,969
Payable to the investment adviser	3,742,164	27,088
Distribution fees payable	1,823,187	—
Payable to independent trustees	4,984	40
Payable for forward currency exchange contracts	9,160,717	77,662
Payable for investments purchased	209,588,318	5,573,420
Payable for fund shares redeemed	5,966,072	—
Dividends and interest payable	1,110,783	11,035
Swap dividends payable	53,313	—
Accrued expenses and other liabilities	2,108,942	97,145
Total Liabilities	989,874,268	13,317,699
NET ASSETS	$5,222,093,809	$71,840,054

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
NET ASSETS CONSISTS OF:
Accumulated undistributed
net investment income (loss)	$(31,598,397)	$85,639
Accumulated net realized loss on
investments, securities sold short, written option
contracts expired or closed, swap contracts,
foreign currency translation and forward
currency exchange contracts	(150,547,228)	(102,070)
Net unrealized appreciation (depreciation) on:
Investments	75,081,227	(1,586,208)
Securities sold short	(25,210,358)	33,173
Written option contracts	28,708,421	532,829
Swap contracts	16,039,223	225,275
Foreign currency translation	(2)	(6)
Forward currency exchange contracts	(8,406,766)	(64,694)
Net unrealized appreciation (depreciation)	86,211,745	(859,631)
Paid-in capital	5,318,027,689	72,716,116
Total Net Assets	$5,222,093,809	$71,840,054
Investor Class
Net assets	$3,958,348,740
Shares outstanding	251,550,752
Net asset value and offering price per share*	$15.74

Institutional Class
Net assets	$1,263,745,069	$71,840,054
Shares outstanding	80,465,503	7,030,153
Net asset value and offering price per share*	$15.71	$10.22

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund

INVESTMENT INCOME:
Interest	$5,332,540	$49,819
Dividend income on long positions (net of
foreign withholding taxes of $217,972
and $639, respectively)	14,439,945	183,348
Total investment income	19,772,485	233,167

EXPENSES:
Investment advisory fees	26,305,454	199,724
Distribution fees (Investor Class)	4,586,364	—
Sub transfer agent fees (Investor Class)	2,591,192	—
Sub transfer agent fees (Institutional Class)	245,794	15,312
Administration fees	801,485	9,113
Transfer agent and shareholder
servicing agent fees	372,372	9,782
Professional fees	371,817	72,290
Reports to shareholders	298,925	11,615
Fund accounting expense	216,815	12,639
Custody fees	198,933	15,902
Miscellaneous expenses	128,311	4,250
Federal and state registration fees	118,092	20,688
Trustees’ fees and expenses	114,776	7,580
Borrowing expense on securities sold short	1,455,370	10,879
Dividends on securities sold short	8,922,589	41,147
Total expenses before
expense waiver by Adviser	46,728,289	430,921
Less: Expense reimbursed by Adviser	(3,601,021)	(100,879)
Net expenses	43,127,268	330,042
NET INVESTMENT LOSS	(23,354,783)	(96,875)

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended June 30, 2015 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Realized gain (loss) on:
Investments	$(51,795)	$(401,949)
Securities sold short	(61,961,680)	(46,238)
Written option contracts expired or closed	38,108,162	84,869
Swap contracts	(46,601,064)	30,675
Foreign currency translation	(3,902,089)	(10,928)
Forward currency exchange contracts	52,282,354	125,152
Net realized loss	(22,126,112)	(218,419)
Change in unrealized
appreciation (depreciation) on:
Investments	(41,507,841)	(1,557,784)
Securities sold short	85,669,665	234,036
Written option contracts	38,743,194	562,770
Swap contracts	24,348,398	419,421
Foreign currency translation	(316,326)	(750)
Forward currency exchange contracts	(23,912,242)	(106,563)
Net unrealized appreciation (depreciation)	83,024,848	(448,870)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	60,898,736	(667,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,543,953	$(764,164)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
Net investment income (loss)	$(23,354,783)	$112,981,998
Net realized gain (loss) on investments,
securities sold short, written option contracts
expired or closed, swap contracts, foreign
currency translation and forward
currency exchange contracts	(22,126,112)	120,234,533
Change in unrealized appreciation (depreciation)
on investments, securities sold short, written
option contracts, swap contracts, foreign
currency translation and forward
currency exchange contracts	83,024,848	(161,043,838)
Net increase in net assets
resulting from operations	37,543,953	72,172,693

Investor Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(100,172,106)
Net realized gains	—	(53,847,251)
Total dividends and distributions —
Investor Class	—	(154,019,357)

Institutional Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(38,051,350)
Net realized gains	—	(18,089,631)
Total dividends and distributions —
Institutional Class	—	(56,140,981)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	(217,022,065)	524,390,262
Net increase (decrease) in net assets	(179,478,112)	386,402,617

NET ASSETS:
Beginning of period	5,401,571,921	5,015,169,304
End of period (including accumulated
undistributed net investment loss of
$(31,598,397) and $(8,243,614), respectively)	$5,222,093,809	$5,401,571,921

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
STATEMENTS OF CHANGES IN NET ASSETS

		For the Period from
		January 2, 2014^
	Six Months Ended	through
	June 30, 2015	December 31, 2014
	(Unaudited)
Net investment income (loss)	$(96,875)	$42,259
Net realized gain (loss) on investments, securities
sold short, written option contracts expired or
closed, swap contracts, foreign currency
translation and forward currency
exchange contracts	(218,419)	582,734
Change in unrealized depreciation on
investments, securities sold short, written option
contracts, swap contracts, foreign currency
translation and forward currency
exchange contracts	(448,870)	(410,761)
Net increase (decrease) in net assets
resulting from operations	(764,164)	214,232

Institutional Class —
Distributions to shareholders from: (Note 5)
Net realized gains	—	(294,148)
Total dividends and distributions —
Institutional Class	—	(294,148)
Net increase in net assets from
capital share transactions (Note 4)	60,518,863	12,165,271
Net increase in net assets	59,754,699	12,085,355

NET ASSETS:
Beginning of period	12,085,355	—
End of period (including accumulated
undistributed net investment income of
$85,639 and $182,514, respectively)	$71,840,054	$12,085,355

^	Commencement of operations January 2, 2014.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class

				For the Period from
	Six Months		Year Ended	August 1, 2013*
	Ended		December 31,	through
	June 30, 2015		2014^	December 31, 2013
	(Unaudited)

Per Share Data:
Net Asset Value,
beginning of period	$15.58		$15.97	$16.06

Income from
investment operations:
Net investment income (loss)(1)(2)	(0.05)		0.37	0.03
Net realized and unrealized
gain (loss) on investments	0.18		(0.10)	0.31
Total from investment operations	0.13		0.27	0.34

Less distributions:
Distributions from net
investment income	—		(0.45)	(0.35)
Distributions from
net realized gains	—		(0.21)	(0.08)
Total dividends and distributions	—		(0.66)	(0.43)
Net Asset Value, end of period	$15.71		$15.58	$15.97
Total Return	0.83	%(3)	1.63%	2.20	%(3)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class

				For the Period from
	Six Months		Year Ended	August 1, 2013*
	Ended		December 31,	through
	June 30, 2015		2014	December 31, 2013
	(Unaudited)

Supplemental data and ratios:
Net assets, end of period (000’s)	$1,263,745		$1,332,078	$172,247
Ratio of gross expenses
to average net assets:
Before expense waiver	1.53	%(4)	1.44%	1.32	%(4)
After expense waiver	1.40	%(4)	1.28%	1.19	%(4)
Ratio of dividends and borrowing
expense on securities sold short
to average net assets	0.40	%(4)	0.29%	0.19	%(4)
Ratio of operating expense to
average net assets excluding
dividends and borrowing expense
on securities sold short	1.00	%(4)	0.99%	1.00	%(4)
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	(0.78	)(4)	2.14%	0.29	%(4)
After expense waiver	(0.65	)(4)	2.30%	0.42	%(4)
Portfolio turnover rate(5)	66	%(3)	137%	194	%(3)

(1)
Net investment income before dividends and borrowing expense on securities sold short for the six months ended June 30, 2015, the year ended December 31, 2014, and for the period ended December 31, 2013 was $(0.02), $0.42 and $0.04, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Investor Class

Per Share Data:
Net Asset Value, beginning of period

Income from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Redemption fees

Less distributions:
Distributions from net investment income
Distributions from net realized gains

Total dividends and distributions
Net Asset Value, end of period

Total Return

Supplemental data and ratios:
Net assets, end of period (in millions)
Ratio of gross expenses to average net assets:
Before expense waiver
After expense waiver
Ratio of dividends and borrowing expense on securities sold short to average net assets
Ratio of operating expense to average net assets excluding dividends and borrowing expense on securities sold short
Ratio of net investment income (loss) to average net assets:
Before expense waiver
After expense waiver
Portfolio turnover rate(8)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Investor Class

Six Months						Three Months
Ended		Year Ended				Ended		Year Ended
June 30,		December 31,				December 31,		September 30,
2015		2014	2013	2012		2011*		2011		2010(1)
(Unaudited)

$15.63		$16.01	$15.83	$15.59		$15.59		$15.93		$15.26

(0.08	)(3)	0.33 (3)	0.04 (3)	(0.05	)(3)	(0.02	)(3)	(0.18	)(3)	(0.02	)(4)
0.19		(0.10)	0.53	0.61		0.47		0.13		0.69
0.11		0.23	0.57	0.56		0.45		(0.05)		0.67
—		—	—	0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)

—		(0.40)	(0.31)	(0.26)		(0.08)		—		(0.00	)(5)
—		(0.21)	(0.08)	(0.06)		(0.37)		(0.29)		—
—		(0.61)	(0.39)	(0.32)		(0.45)		(0.29)		(0.00	)(5)
$15.74		$15.63	$16.01	$15.83		$15.59		$15.59		$15.93
0.70	%(6)	1.43%	3.61%	3.61%		2.90	%(6)	(0.34)%		4.39%

$3,958		$4,069	$4,843	$4,416		$5,027		$4,914		$3,574

1.85	%(7)	1.68%	1.61%	1.82%		1.77	%(7)	2.08%		2.64%
1.72	%(7)	1.52%	1.48%	1.69%		1.64	%(7)	1.96%		2.57%

0.40	%(7)	0.29%	0.22%	0.42%		0.31	%(7)	0.62%		1.16%

1.32	%(7)	1.23%	1.26%	1.27%		1.33	%(7)	1.34%		1.41%

(1.10	)%(7)	1.90%	0.09%	(0.47)%		(0.72	)%(7)	(1.25)%		(1.35)%
(0.97	)%(7)	2.06%	0.22%	(0.34)%		(0.59	)%(7)	(1.13)%		(1.28)%
66	%(6)	137%	194%	240%		48	%(6)	293%		192%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class

(1)	Performance data included for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser. See Note 1 for additional information.
(2)
Net investment income (loss) before dividends and borrowing expense on securities sold short for the six months ended June 30, 2015, the years ended December 31, 2014, 2013, 2012, three months ended December 31, 2011 and the years ended September 30, 2011 and 2010 was $(0.05), $0.38, $0.07, $0.01, $(0.01), $(0.08), and $0.12, respectively.

(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Net investment loss per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(5)	Amount less than $0.005 per share.
(6)	Not annualized.
(7)	Annualized.
(8)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
*	Stub period from October 1, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class

			For the Period from
	Six Months		January 2, 2014^
	Ended		through
	June 30, 2015		December 31, 2014
	(Unaudited)

Per Share Data:
Net Asset Value, beginning of period	$10.14		$10.00
Income from investment operations:
Net investment income (loss)(1)(2)	(0.03)		0.05
Net realized and unrealized gain on investments	0.11		0.34
Total from investment operations	0.08		0.39
Less distributions:
Distributions from net realized gains	—		(0.25)
Total dividends and distributions	—		(0.25)
Net Asset Value, end of period	$10.22		$10.14
Total Return	0.79	%(3)	3.87	%(3)
Supplemental data and ratios:
Net assets, end of period (000’s)	$71,840		$12,085
Ratio of gross expenses to average net assets:
Before expense waiver	2.70	%(4)	7.95	%(4)
After expense waiver	2.07	%(4)	2.39	%(4)
Ratio of dividends and borrowing expense
on securities sold short to average net assets	0.33	%(4)	0.65	%(4)
Ratio of operating expenses to average net assets
excluding dividends and borrowing expense on
securities sold short	1.74	%(4)	1.74	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense waiver	(1.24	)%(4)	(5.04	)%(4)
After expense waiver	(0.61	)%(4)	0.52	%(4)
Portfolio turnover rate(5)	68	%(3)	212	%(3)

(1)	Net investment income before dividends and borrowing expense on securities sold short for the six months ended June 30, 2015 and the year ended December 31, 2014 was $(0.01) and $0.12, respectively.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), a series of WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. Investor Class shares have not yet commenced operations. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Each class of shares of TMF and EDF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are

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Note 1 — ORGANIZATION (continued)

not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the 1940 Act, or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund are allocated to each class of a Fund based on its relative net assets.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.	Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price.  Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

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Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  When the last sale of an exchange-traded option is outside the bid and asked prices, a Fund will typically value the option at the higher of intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value.  For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes.  Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board.  When fair-value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities.  In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At June 30, 2015, securities fair valued in good faith based on the absolute

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Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of long and short investments, written option contracts, and unrealized appreciation of swap contracts represented 0.35% of net assets for TMF and 0.42% of net assets for EDF.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2015. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total

The Merger Fund

Assets
Common Stocks*	$4,733,481,492	$—	$—	$4,733,481,492
Contingent Value Rights	—	—	1,220,093	1,220,093
Corporate Bonds	—	101,331,948	—	101,331,948
Purchased Option Contracts	54,064,655	1,539,393	—	55,604,048
Escrow Notes	—	—	1,709,683	1,709,683
Short-Term Investments	480,654,078	—	—	480,654,078
Forward Currency
Exchange Contracts**	—	753,951	—	753,951
Swap Contracts**	—	16,039,223	—	16,039,223

Liabilities
Common Stocks Sold Short	$610,476,827	$13,523,638	$—	$624,000,465
Written Option Contracts	129,441,119	2,874,204	—	132,315,323
Forward Currency
Exchange Contracts**	—	9,160,717	—	9,160,717

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NOTES TO THE FINANCIAL STATEMENTS (continued)
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Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Level 1	Level 2	Level 3	Total

WCM Alternatives: Event-Driven Fund

Assets
Common Stocks*	$60,551,579	$—	$—	$60,551,579
Closed-End Funds	828,037	—	—	828,037
Preferred Stocks	1,198,110	—	—	1,198,110
Contingent Value Rights	—	—	2,802	2,802
Bank Loans	—	41,033	—	41,033
Corporate Bonds	—	1,822,748	—	1,822,748
Purchased Option Contracts	864,697	13,570	—	878,267
Short-Term Investments	4,592,728	—	—	4,592,728
Forward Currency Exchange Contracts**	—	12,968	—	12,968
Swap Contracts**	—	225,275	—	225,275

Liabilities
Common Stocks Sold Short	$5,101,383	$256,957	$—	$5,358,340
Written Option Contracts	2,118,196	54,773	—	2,172,969
Forward Currency
Exchange Contracts**	—	77,662	—	77,662

*	Please refer to the Schedules of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by broker quotes. At June 30, 2015, the values of the broker quoted securities held by TMF and EDF were approximately $2,929,776 and $2,802, respectively. The inputs for those securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2A. Investment Valuation. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Valuation Group.

The Funds did not have transfers into or out of Level 1, 2 or 3 securities during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund

Description	Investments
Balance as of December 31, 2014	$2,822,876
Change in unrealized appreciation	106,900
Balance as of June 30, 2015	$2,929,776

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

WCM Alternatives: Event-Driven Fund

Description	Investments
Balance as of December 31, 2014	$—
Change in unrealized appreciation	2,802
Balance as of June 30, 2015	$2,802

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by TMF and EDF at June 30, 2015 totals $106,900 and $2,802, respectively.

B.	Securities Sold Short

The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds segregate liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers

The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Funds do not require the brokers to maintain

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral in support of the receivable from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral at the brokers for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Funds maintain cash deposits at brokers beyond the receivable for short sales.

The Funds’ equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as deposits at brokers on the Statements of Assets and Liabilities. These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statements of Assets and Liabilities.

D.	Federal Income Taxes

No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2015, TMF’s open Federal and New York tax years include the tax years ended December 31, 2011 through December 31, 2014. The Funds have no tax examination in progress.

E.	Written Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) call options, including to hedge portfolio investments. Uncovered put options can also be written by the Funds as part of a merger arbitrage strategy involving a pending corporate reorganization or for other investment purposes. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Funds realize gains or losses from the sale of the underlying security. Written option contracts sold on an exchange typically involve less credit risk than over-the-counter options. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

F.	Purchased Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statements of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. Purchased options sold on an exchange typically include less credit risk than over-the-counter options. Refer to Note 2 Q. for further derivative disclosures.

G.	Forward Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.	Equity Swap Contracts

The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Funds’ counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.	Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

J.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Funds’ custodian is reported separately on the Statements of Assets and Liabilities and on the Statements of Operations.

L.	Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

N.	Security Transactions, Investment Income and Expenses

Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Expenses include $1,455,370 and $10,879 of borrowing expense on securities sold short for TMF and EDF, respectively.

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.	Counterparty Risk

The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.

P.	The Right to Offset

Financial assets and liabilities as well as cash collateral received by the Funds’ counterparties and posted are offset by the counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

Q.	Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objective and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. With respect to TMF, for the six months ended June 30, 2015: long option contracts (1,073,865 contracts) were purchased and $126,048,449 in premiums were paid, written option contracts (1,882,284 contracts) were opened and $413,859,543 in premiums were received, equity swap contracts were opened with a notional value of $638,344,046 and closed with a notional value of $821,223,517 and an average of 12 forward currency exchange contract positions were open. With respect to EDF, for the six months ended June 30, 2015: long option contracts (12,017 contracts) were purchased and $1,093,614 in premiums were paid, written

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NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

option contracts (19,154 contracts) were opened and $4,446,447 in premiums were received, equity swap contracts were opened with a notional value of $30,938,787 and closed with a notional value of $17,018,664 and an average of 12 forward currency exchange contract positions were open.

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2015:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value

The Merger Fund
Equity Contracts:
Purchased Option Contracts	Investments	$55,604,048
Swap Contracts	Receivables	16,039,223
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	753,951
Total		$72,397,222

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contracts	Investments	$878,267
Swap Contracts	Receivables	225,275
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	12,968
Total		$1,116,510

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value

The Merger Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$132,315,323
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	9,160,717
Total		$141,476,040

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$2,172,969
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	77,662
Total		$2,250,631

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six month period ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts	Contracts	Contracts	Contracts	Total

The Merger Fund
Equity Contracts	$(92,730,307)	$38,108,162	$—	$(46,601,064)	$(101,223,209)
Foreign Exchange
Contracts	—	—	52,282,354	—	52,282,354
Total	$(92,730,307)	$38,108,162	$52,282,354	$(46,610,064)	$(48,940,855)

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(361,568)	$84,869	$—	$30,675	$(246,024)
Foreign Exchange
Contracts	—	—	125,152	—	125,152
Total	$(361,568)	$84,869	$125,152	$30,675	$(120,872)

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts	Contracts	Contracts	Contracts	Total

The Merger Fund
Equity Contracts	$30,483,159	$38,743,194	$—	$24,348,398	$93,574,751
Foreign Exchange
Contracts	—	—	(23,912,242)	—	(23,912,242)
Total	$30,483,159	$38,743,194	$(23,912,242)	$24,348,398	$69,662,509

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$227,639	$562,770	$—	$419,421	$1,209,830
Foreign Exchange
Contracts	—	—	(106,563)	—	(106,563)
Total	$227,639	$562,770	$(106,563)	$419,421	$1,103,267

Note 3 — AGREEMENTS

The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and pursuant to an investment advisory agreement between WCF, with respect to EDF, and the Adviser dated as of July 30, 2013 (the “EDF

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 3 — AGREEMENTS (continued)

Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets. The Adviser has agreed until April 30, 2016 to reduce its advisory fee so that the advisory fee will be: (i) 1.0% on an annualized basis of the average daily net assets of TMF on net assets below $1.5 billion; (ii) 0.9% on an annualized basis of the average daily net assets of TMF on net assets between $1.5 billion and $2.0 billion; (iii) 0.8% on an annualized basis of the average daily net assets of TMF on net assets between $2.0 billion and $5.0 billion and (iv) 0.75% on an annualized basis of the average daily net assets of TMF on net assets over $5.0 billion (the “TMF Fee Waiver Agreement”). Investment advisory fees waived by the Adviser on behalf of TMF for the six months ended June 30, 2015 were $3,601,021.

Under the terms of the EDF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets. The Adviser has contractually agreed until April 30, 2016 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.74% for Institutional Class shares and 1.99% for Investor Class shares (the “EDF Expense Limitation Agreement”). Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraordinary expenses. To the extent that the Adviser waives its investment advisory fee for EDF and/or reimburses EDF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the six months ended June 30, 2015, the Adviser waived $100,879 of advisory fees to EDF.

Investment advisory fees waived and expenses reimbursed on behalf of EDF that are subject to potential recovery by the Adviser are shown in the following table by year of expiration.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 3 — AGREEMENTS (continued)

Year of Expiration	Potential Recovery
12/31/2017	$(451,849)
12/31/2018	$(100,879)

Each of the TMF Fee Waiver Agreement and the EDF Expense Limitation Agreement may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser. Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
The Merger Fund	June 30, 2015		December 31, 2014
Investor Class	Shares	Amount	Shares	Amount
Issued	36,694,983	$580,227,808	112,329,963	$1,820,604,986
Issued as reinvestment
of dividends	—	—	9,346,043	146,265,568
Redeemed	(45,473,862)	(718,402,262)	(163,799,886)	(2,672,660,067)
Net decrease	(8,778,879)	$(138,174,454)	(42,123,880)	$(705,789,513)

	Six Months Ended		Year Ended
	June 30, 2015		December 31, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued	14,927,800	$235,491,347	80,724,530	$1,327,392,190
Issued as reinvestment
of dividends	—	—	1,555,895	18,031,956
Redeemed	(19,975,352)	(314,338,958)	(7,149,741)	(115,244,371)
Net increase (decrease)	(5,047,552)	$(78,847,611)	74,730,684	$1,230,179,775

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Period Ended
Event-Driven Fund	June 30, 2015		December 31, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued	6,004,700	$62,231,615	1,300,522	$13,282,670
Issued as reinvestment
of dividends	—	—	28,980	294,148
Redeemed	(166,408)	(1,712,752)	(137,641)	(1,411,547)
Net increase	5,838,292	$60,518,863	1,191,861	$12,165,271

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

TMF’s purchases and sales of securities for the six months ended June 30, 2015 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $3,808,022,629 and $2,850,322,013, respectively. EDF’s purchases and sales of securities for the six months ended June 30, 2015 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $78,502,134 and $18,195,580, respectively. There were no purchases or sales of U.S. Government securities for the Funds.

At December 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
Cost of investments	$5,149,994,627	$10,666,453
Gross unrealized appreciation	461,516,467	371,966
Gross unrealized depreciation	(358,343,293)	(415,389)
Net unrealized appreciation (depreciation)	$103,173,174	$(43,423)
Undistributed ordinary income	—	245,569
Undistributed long-term capital gain	—	—
Total distributable earnings	$—	$245,569
Other accumulated losses	(236,651,007)	(314,044)
Total accumulated losses	$(133,477,833)	$(111,898)

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)

The tax components of dividends paid during the six months ended June 30, 2015 and the fiscal year ended December 31, 2014 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	2015	2014	2015	2014
Investor Class
Ordinary Income	$—	$154,019,357	N/A	N/A
Long-Term Capital Gains	—	—	N/A	N/A
Total Distributions Paid	$—	$154,019,357	N/A	N/A

	2015	2014	2015	2014
Institutional Class
Ordinary Income	$—	$56,140,981	$—	$294,148
Long-Term Capital Gains	—	—	—	—
Total Distributions Paid	$—	$56,140,981	$—	$294,148

TMF designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2014.

As of December 31, 2014, TMF and EDF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2014, TMF and EDF did not have post-October capital losses or a capital loss carryforwards.

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of written option contracts during the six months ended June 30, 2015 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Options outstanding at December 31, 2014	691,075	$100,349,065	1,713	$249,755
Options written	1,882,284	413,859,543	19,154	4,446,447
Options closed	(1,336,977)	(283,816,231)	(7,470)	(1,589,034)
Options exercised	(345,626)	(51,615,266)	(1,518)	(296,106)
Options expired	(278,179)	(17,753,367)	(2,098)	(105,264)
Options outstanding at June 30, 2015	612,577	$161,023,744	9,781	$2,705,798

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 7 — DISTRIBUTION PLAN

TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares. EDF has adopted a Plan of Distribution (the “EDF Plan” and together with the TMF Plan, the “Plans”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. Under each Plan, the respective Fund will compensate broker dealers or other qualified institutions with whom the Fund has entered into a contract to distribute the Fund’s Investor Class shares. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2015, TMF incurred $4,586,364 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. As of June 30, 2015, EDF had no outstanding Investor Class shares. Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 8 — OFFSETTING ASSETS AND LIABILITIES

Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)

The Merger Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts	$753,951	$—	$753,951	$753,951	$—	$—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	28,800,418	13,324,908	15,475,510	—	—	15,475,510
Swap
Contracts —
Bank of America
Merrill Lynch
& Co. Inc.	2,508,369	1,944,656	563,713	—	—	563,713
	$32,062,738	$15,269,564	$16,793,174	$753,951	$—	$16,039,223

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)

The Merger Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Liabilities:
Description
Forward
Currency
Exchange
Contracts	$9,160,717	$—	$9,160,717	$753,951	$8,406,766	$—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	13,324,908	13,324,908	—	—	—	—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co. Inc.	1,944,656	1,944,656	—	—	—	—
Written
Option
Contracts	132,315,323	—	132,315,323	—	132,315,323	—
	$156,745,604	$15,269,564	$141,476,040	$753,951	$140,722,089	$—

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)

WCM Alternatives: Event-Driven Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts	$12,968	$—	$12,968	$12,968	$—	$—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	704,258	482,211	222,047	—	—	222,047
Swap
Contracts —
Bank of America
Merrill Lynch
& Co. Inc.	56,860	53,632	3,228	—	—	3,228
	$774,086	$535,843	$238,243	$12,968	$—	$225,275
Liabilities:
Description
Forward
Currency
Exchange
Contracts	$77,662	$—	$77,662	$12,968	$64,694	$—
Swap
Contracts —
JPMorgan
Chase & Co., Inc.	482,211	482,211	—	—	—	—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co. Inc.	53,632	53,632	—	—	—	—
Written
Option
Contracts	2,172,969	—	2,172,969	—	2,172,969	—
	$2,786,474	$535,843	$2,250,631	$12,968	$2,237,663	$—

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 9 — SUBSEQUENT EVENTS

Management has evaluated events and transactions occurring after June 30, 2015 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2014, certain dividends paid by TMF may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2014 was 31.59% for TMF and 52.76% for EDF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2014 was 31.54% for TMF and 52.47% for EDF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2014 was 34.23% for TMF and 100% for EDF.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally votes proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)* /s/ Michael T. Shannon
  Michael T. Shannon, Co-President

Date  September 2, 2015
By (Signature and Title)* /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
 Michael T. Shannon, Co-President

Date September 2, 2015

By (Signature and Title)* /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date September 2, 2015

* Print the name and title of each signing officer under his or her signature.